Liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2020
Liabilities from financing activities
Schedule of changes in liabilities from financing activities

					New
	12/31/2018	01/01/2019	Payments	FX	acquisitions	Other (*)	12/31/2019
Loans and financing (Note 14)	249,982	—	(59,070)	—	443	18,418	209,773
Lease payable (Note 15)	—	91,796	(18,845)	249	—	52,882	126,082
Accounts payable for the acquisition of subsidiaries (Note 17)	112,487	—	(48,093)	1,483	54,723	(37,531)	83,069
Total liabilities from financing activities	362,468	91,796	(126,008)	1,732	55,167	33,769	418,924

	12/31/2019	Payments	FX	New acquisitions	Other (*)	12/31/2020
Loans and financing (Note 14)	209,773	(44,199)	—	107,937	22,463	295,974
Lease payable (Note 15)	126,082	(57,251)	2,661	25,636	9,051	106,179
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	(42,609)	3,024	57,611	(309)	100,786
Total liabilities from financing activities	418,924	(144,059)	5,685	191,184	31,205	502,939

(*)  Changes included in column “other” include effects from the effects from additions of IFRS 16, effect from recognition of interest not yet paid on loans and accounts payable due to acquisition and acquisitions’ adjustment to present value.